Other acquired rights	12 Months Ended
Dec. 31, 2024
Other Acquired Rights [Abstract]
Other acquired rights
11.
Other acquired rights

As of December 31, 2022, 2023 and 2024 the other acquired rights correspond to payments made by the Company after the date the concessions were granted, in order to early-terminate certain long-term lease contracts that existed at that time between ASA and third-party leaseholders in Mexican airports. The rights acquired are comprised as follows:

	December 31, 2022		December 31, 2023		December 31, 2024
Right to operate the charter and general aviation terminal and FBO at San José del Cabo airport terminal	Ps.	344,443	Ps.	344,443	Ps.	344,443
Right to operate commercial space at Tijuana airport		15,935		15,935		15,935
Right to operate various commercial space, advertising spaces and skywalk services at Puerto Vallarta airport		309,616		309,616		309,616
Right to operate commercial space, advertising spaces and skywalk services at Guadalajara airport		93,560		93,560		93,560
Rights to operate cargo operation and hangars in the Tijuana airport polygon(1)		-		399,485		399,485
Right to operate various parking lots		5,673		5,673		5,673
Rights to operate bonded warehouses(2)		-		-		2,212,448
		769,227		1,168,712		3,381,160
Less – accumulated amortization		(337,718)		(354,415)		(513,301)
	Ps.	431,509	Ps.	814,297	Ps.	2,867,859

(1) Derived from the acquisition of IEM, investments were recognized for the rights to lease cargo operation and hangars in the Tijuana airport polygon for Ps.399,845 through the business combination.

(2) As a result of the acquisition of GWTC, rights to operate bonded warehouses in the Guadalajara airport zone were recognized for Ps.2,212,448, through the business combination.

Amortization recognized for the years ended December 31, 2022, 2023 and 2024 amounted to Ps.16,697, Ps.16,697and Ps.158,886, respectively, for each of the three periods. These assets have a useful life until the end of the concession, as their use and operation will continue until the term expires, except for GWTC which ends the useful lives of the asset until 2033.